8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of warrant transactions (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of warrant transactions

Warrant transactions are summarized as follows:

	2020		2019		2018
	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price	Number of Warrants	Exercise Price

Outstanding, beginning of year	1,575,565	$1.00	2,004,965	$1.07	429,400	$1.82
Amended-old	-	-	-	-	(138,900)	$(2.50)
Amended-new	-	-	-	-	138,900	$1.00
Granted	-	-	-	-	1,575,565	$1.00
Expired	-	-	(355,900)	$1.41	-	-
Exercised	(1,575,565)	$1.00	(73,500)	$1.00	-	-
Outstanding, end of year	-	-	1,575,565	$1.00	2,004,965	$1.07